iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2025

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 91.24%

CO-INVESTMENTS (a) - 57.83%

SYNDICATED CO-INVESTMENTS - 10.91%
Durational Consumer SPV IV GP, L.P. *	Americas	$ 2,251,179	$ -	0.00%	2/8/2022
Independence Energy Investors L.P. (b) *	Americas	-	12,245	0.00%	2/26/2018
KKR Atlantic Co-Invest L.P. *	Americas	10,000,000	10,987,957	1.02%	7/22/2022
KKR Banff Co-Invest L.P. *	Americas	10,000,000	23,984,781	2.22%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P.	Europe	4,196,320	7,015,465	0.65%	10/3/2017
KKR Cape Co-Invest L.P. *	Americas	5,100,226	5,593,248	0.52%	11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	Americas	257,674	264,445	0.02%	7/14/2020
KKR Gamma Co-Invest L.P. *	Americas	499,644	363,859	0.03%	8/29/2022
KKR Inception Co-Invest, L.P. *	Europe	11,920,253	15,759,442	1.46%	1/3/2023
KKR Olympus Co-Invest, L.P. *	Europe	5,170,423	6,210,559	0.58%	10/18/2022
KKR Pegasus Co-Invest L.P. *	Europe	5,098,500	7,303,903	0.68%	7/7/2022
KKR Renovate Co-Invest L.P. *	Asia	5,000,000	4,846,911	0.45%	3/21/2022
KKR Sigma Co-Invest L.P. *	Europe	7,500,000	11,334,802	1.05%	6/11/2018
KKR Sprint Co-Invest L.P. *	Europe	3,153,447	(519)	0.00%	9/27/2022
LC Sports Pte. Ltd. *	Asia	2,282,797	297,160	0.03%	11/2/2018
Nutraceutical Investco LP (c) *	Americas	1,628,318	2,068,782	0.19%	7/15/2019
Uno Co-Invest L.P. *	Americas	4,950,000	19,782,100	1.83%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC *	Americas	1,583,081	1,912,494	0.18%	9/23/2021
TOTAL SYNDICATED CO-INVESTMENTS		$ 80,591,862	$ 117,737,634	10.91%

DIRECT ACCESS CO-INVESTMENTS - 46.92%
KKR Prosvasi 2022 L.P.	Global	$ 92,233,506	$ 111,868,690	10.37%	10/26/2022
KKR Prosvasi 2022 AIV L.P. (b) *	Americas	9,550,970	12,670,306	1.17%	3/10/2023
Vista Prosvasi 2023, L.P. *	Americas	173,129,964	207,184,735	19.19%	7/20/2023
Warburg Pincus Prosvasi 2023 (Cayman), L.P. *	Global	34,272,773	42,803,220	3.97%	8/9/2023
Warburg Pincus Prosvasi 2023 (E&P), L.P. (b) *	Americas	4,328,941	4,697,667	0.44%	8/9/2023
Warburg Pincus Prosvasi 2023, L.P. *	Global	91,250,216	127,171,921	11.78%	8/9/2023
TOTAL DIRECT ACCESS CO-INVESTMENTS		404,766,370	506,396,539	46.92%

TOTAL CO-INVESTMENTS		485,358,232	624,134,173	57.83%

INVESTMENT FUNDS (a) - 33.17%

PRIMARY INVESTMENTS - 20.55%
Bridge Growth Partners (Parallel), L.P. *	Americas	$ 389,466	$ 612,619	0.06%	2/23/2016
KKR Americas Fund XII L.P.	Americas	58,029,408	89,308,766	8.28%	3/31/2017
KKR Asian Fund III L.P.	Asia	46,490,893	66,691,527	6.18%	3/31/2017
KKR European Fund IV L.P. *	Europe	2,943,161	3,696,568	0.34%	12/17/2015
KKR European Fund V (USD) SCSp	Europe	24,825,190	28,160,547	2.61%	11/5/2018
KKR Health Care Strategic Growth Fund L.P.	Americas	12,502,215	15,708,700	1.46%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b)	Global	4,440,008	5,700,580	0.53%	7/11/2019
L Catterton Asia 3 LP *	Asia	2,407,749	1,637,737	0.15%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c)	Americas	408,777	300,247	0.03%	3/31/2017
Providence Strategic Growth Europe L.P. (b)	Europe	1,249,660	1,746,219	0.16%	11/11/2019
RB Equity Fund II-A, L.P. *	Americas	984,991	1,654,295	0.15%	12/3/2018
The Resolute Fund IV, L.P.	Americas	609,688	2,381,348	0.22%	9/28/2018
Warburg Pincus (Callisto) Global Growth (Cayman) 14, L.P.*	Global	784,692	934,456	0.09%	8/25/2023
Warburg Pincus Global Growth 14 (Chai), L.P.*	Global	181,250	228,146	0.02%	8/16/2024
Warburg Pincus Global Growth 14 (E&P)-1, L.P. *	Global	112,016	117,856	0.01%	8/25/2023
Warburg Pincus Global Growth 14, L.P.	Global	1,945,106	2,841,803	0.26%	8/25/2023
TOTAL PRIMARY INVESTMENTS		158,304,270	221,721,414	20.55%

SECONDARY INVESTMENTS - 12.62%
AEA EXC CF LP *	Americas	$ 4,856,885	$ 5,198,620	0.48%	8/11/2022
Bain Capital Empire Holdings, L.P. (c) *	Americas	4,390,105	4,741,866	0.44%	10/28/2022
Charles River Partnership XIII, L.P. *	Americas	20,604	142,811	0.01%	6/29/2018
Eurazeo Capital IV A SCSp (c) *	Europe	2,221,968	1,896,847	0.18%	1/28/2019
Eurazeo Capital IV D SCSp (c) *	Europe	923,029	40,528	0.00%	1/28/2019
Foundation Capital V, L.P. (c) *	Americas	3,410	91,745	0.01%	6/29/2018
Foundation Capital VI, L.P. (c) *	Americas	126,608	215,145	0.02%	6/29/2018
Foundation Capital VII, L.P. (c) *	Americas	418,264	719,368	0.07%	6/29/2018
Foundation Capital VIII, L.P. (c)	Americas	715,853	4,000,880	0.37%	6/29/2018
GA Continuity Fund I, L.P.	Americas	4,445,678	6,595,725	0.61%	6/22/2021
Icon Partners V, L.P. (c)	Americas	4,551,334	6,533,321	0.61%	12/22/2021
KKR Asian Fund L.P. *	Asia	1,757,641	14,633	0.00%	12/29/2016

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 12.62%
KKR Asian Fund (Ireland III MIT) I L.P. *	Asia	$ 1,088,708	$ -	0.00%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Asia	3,210,404	748,205	0.07%	9/30/2017
KKR China Growth Fund, L.P.	Asia	2,921,764	-	0.00%	6/29/2018
KKR European Fund III, Limited Partnership	Europe	1,511,425	-	0.00%	12/31/2015
KKR Gaudi Investors L.P.	Europe	8,626,190	8,178,086	0.76%	5/4/2017
KKR Indigo Equity Partners A L.P. (b) *	Americas	15,411,701	17,825,267	1.65%	6/8/2022
KKR Lending Partners II L.P. (b)	Americas	900,587	129,643	0.01%	3/31/2017
KKR North America Fund XI L.P. (b) *	Americas	15,520,930	8,207,429	0.76%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,158,120	-	0.00%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Americas	13,676,125	6,014,523	0.56%	5/31/2018
L Catterton VIII Offshore, L.P. (b)*	Americas	3,110,278	2,722,553	0.25%	9/27/2019
Lime Rock Partners IV AF, L.P.	Americas	34,113	2,620,555	0.24%	6/21/2018
Menlo Ventures X LP *	Americas	2,493,985	126,847	0.01%	12/31/2017
Menlo Ventures XI LP *	Americas	4,951,686	985,578	0.09%	12/31/2017
Pegasus WSJLL Fund, L.P. (c) *	Americas	5,267,516	6,455,021	0.60%	12/14/2021
Pueblo Co-Invest-A LP	Americas	2,556,924	4,303,466	0.40%	6/25/2019
RB Equity Fund I-A LP *	Americas	3,488,714	6,987,077	0.65%	12/31/2018
The Resolute II Continuation Fund, L.P.	Americas	1,554,428	2,342,984	0.22%	8/31/2018
Vista Equity Partners Hubble, L.P. *	Americas	22,206,250	33,582,869	3.11%	2/27/2025
Warburg Pincus XI (Asia), L.P.	Asia	5,079,967	1,668,462	0.15%	9/30/2017
WP DVT, L.P. *	Americas	2,110,000	2,704,920	0.25%	3/11/2022
Yorktown Energy Partners IX, L.P. (b)	Americas	282,723	99,646	0.01%	9/30/2018
Yorktown Energy Partners VIII, L.P. (b)	Americas	477,288	-	0.00%	9/30/2018
Yorktown Energy Partners X, L.P. (b)	Americas	423,240	322,341	0.03%	9/30/2018
TOTAL SECONDARY INVESTMENTS		142,494,445	136,216,961	12.62%

TOTAL INVESTMENT FUNDS		$ 300,798,715	$ 357,938,375	33.17%

EQUITY INVESTMENTS - 0.24%
PREFERRED STOCKS (a) - 0.24%
FINANCIAL - 0.16%
New York Digital Investment Group, LLC (b)(c) *	Americas	2,000,000	1,712,543	0.16%	2/25/2022

INFORMATION TECHNOLOGY - 0.08%
InvestX DSF Holdings XXIII LLC (c) *	Americas	2,081,170	876,096	0.08%	2/16/2022

TOTAL PREFERRED STOCKS		$ 4,081,170	$ 2,588,639	0.24%

COMMON STOCK- 0.00% **
ENERGY - 0.00% **
Riley Exploration Permian, Inc.^ (b)	Americas	7,232	7,082	0.00%	6/2/2025

TOTAL COMMON STOCK		$ 7,232	$ 7,082	0.00%

TOTAL INVESTMENT INTERESTS		$ 790,245,349	$ 984,668,269	91.24%

SHORT-TERM INVESTMENT - 9.26%
MONEY MARKET FUND - 9.26%	Shares
Fidelity Government Portfolio - Institutional Class 4.27%^^	450,083	450,083	450,083	0.04%
Fidelity Treasury Portfolio - Class I 4.19%^^ (b)	99,444,567	99,444,567	99,444,567	9.22%
TOTAL SHORT-TERM INVESTMENTS		$ 99,894,650	$ 99,894,650	9.26%

TOTAL INVESTMENTS - 100.50% (Cost - $ 890,139,999) (d)			$ 1,084,562,919
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.50%)			(5,374,501)
NET ASSETS - 100.00%			$ 1,079,188,418

* Non-income producing.
** Rounds to less than 0.005%
^ Common stock received as an in-kind distribution from Yorktown Energy Partners VIII, L.P.
^^ Yield disclosed is the seven day effective yield as of June 30, 2025.
(a) Securities restricted to resale represents $984,668,269 or 91.24% of net assets.
(b) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) The fair value of total investments consists of the following regions (excluding short-term investments):

	Cost	Fair Value	% of Net Assets
Americas	$ 415,446,293	$ 525,754,515	48.72%
Asia	70,239,923	75,904,635	7.03%
Global	225,219,567	291,666,672	27.03%
Europe	79,339,566	91,342,447	8.46%
Total Investments	790,245,349	984,668,269	91.24%